111 West Monroe Street
                                                         Chicago, IL 60603-4080

CHAPMAN AND CUTLER LLP                                   T 312.845.3000
----------------------------------------                 F 312.701.2361
Attorneys at Law - Focused on Finance(R)                 www.chapman.com




                                September 4, 2015

Marianne Dobelbower
Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549


     Re:           Advisors Disciplined Trust 1516 (the "Fund")
                      (File No. 333-205908) (CIK# 1638623)
                   --------------------------------------------

Ms. Dobelbower:

     Transmitted herewith on behalf of Advisors Asset Management, Inc. (the "Sponsor"), depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the "Securities Act") of units representing the ownership of interests in the Fund. The Fund consists of one unit investment trust, Alternative Income Portfolio, Series 2015-2 (the "Trust").

     The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the "Commission") on July 28, 2015. We received comments from the staff of the Commission in a letter from Marianne Dobelbower on August 27, 2015 requesting that we make certain changes to the Registration Statement and address certain other concerns. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff.

     The following are our responses to the staff's comments:

     Comment 1

     The comment noted that the disclosure indicates that the Trust may purchase closed-end funds or ETFs that, in turn, invest in other investment companies, "effectively creating a "fund-of-fund-of-funds" structure. Our understanding is that the text you are referring to appears under "Investment Summary--Principal Investment Strategy" and states that one of the Trust's themes potentially includes "exchange-traded funds (`ETFs') that invest all or a portion of their assets in BDCs". The Sponsor has determined that this theme will not include ETFs that invest all or a portion of their assets in BDCs and the prospectus has been updated in accordance with this change.

     Comment 2

     The comment requested that we disclose what is meant by "above average" total return in the Trust's investment objective. The Sponsor has modified the investment objective to be "total return" rather than "above average total return" and the prospectus has been modified on the cover page, under "Investment Summary--Investment Objective", "Investment Summary--Principal Investment Strategy" and "Investment Summary--Who Should Invest". The comment also requested that the investment objective shown in the Information Supplement be made consistent with the investment objective in the prospectus. We have updated the investment




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objective in the Information Supplement in accordance with the staff's comment.

     Comment 3

     The comment requested that we revise the "Principal Investment Strategy" section of the prospectus to clarify how the Trust will apply the themes in selecting securities for inclusion in the Trust's portfolio and how these themes will help the Trust achieve its investment objective. We have added additional disclosure in accordance with the staff's comment under "Investment Summary-- Principal Investment Strategy" and "Understanding Your Investment--The Trust Themes."

     Comment 4

     The comment requested that we revise the disclosure to explain how the five investment themes have relatively low correlations with long term fixed rate bonds. We have added disclosure in accordance with the staff's comment under "Investment Summary--Principal Investment Strategy".

     Comment 5

     The comment requested that we describe the types of investments that the BDCs are expected to hold. The Trust anticipates including investments in BDCs with a variety of investment strategies and security holdings and does not focus on BDCs with any particular policies regarding credit quality or maturity. However, we have added disclosure in accordance with the staff's comment under "Investment Summary--Principal Investment Strategy" and "Understanding Your Investment--The Trust Themes" to further clarify the types of BDCs in which the Trust may invest.

     Comment 6

     The comment requested that we supplementaly disclose how investing in common stock of large-cap companies is consistent with investing in "alternative income" as suggested by the Trust's name. As disclosed in the prospectus under "Investment Summary--Principal Investment Strategy", the Sponsor believes that large-cap companies provide an alternative form of income to long-term fixed rate bonds. The five themes, including the common stocks of large-cap companies theme, all target assets classes with low correlations with long-term fixed-rate bonds which the Sponsor refers to as "alternative income sources."

     Comment 7

     The comment requested that we describe with more specificity the process by which the underlying funds are selected for inclusion in the Trust. We have added disclosure under "Investment Summary--Principal Investment Strategy" and "Understanding Your Investment--The Trust Themes" in accordance with the staff's comment.

     Comment 8

     The comment requested that we explain that the result of reduced diversification is that the funds may be more susceptible to volatility (and thus be more risky) than a diversified fund. We have added this disclosure in accordance with the staff's comment under "Investment Summary--Principal Investment Strategy".


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     Comment 9

     The comment requested that we explain the result to investors when closed-end funds and ETFs trade at a discount from the NAV. We have added disclosure in accordance with the staff's comment under "Investment Summary--Principal Risks".

     Comment 10

     The comment noted that the disclosure states that the Trust may invest in "junk bonds". The disclosure actually does not state that the Trust may invest in junk bonds but instead states that "The funds may invest in unrated securities or securities rated below investment grade". It is not disclosed as part of the principal investment strategy because it is not part of the Trust's principal investment strategy. The Trust invests a portion of its assets in funds that may themselves invest in "junk bonds". As a result, while we think it is important to disclose these risks given the potential underlying exposure, because it is not part of the Trust's investment strategy to target "junk bonds" or funds that invest in "junk bonds" we believe it would be inappropriate to include this in the Trust's "Principal Investment Strategy".

     Comment 11

     The comment noted that the disclosure states that the Trust may invest significantly in stocks of small and mid size companies. The disclosure actually states that "The trust and/or the underlying funds may invest significantly in stocks of small and mid-size companies". It is not disclosed as part of the principal investment strategy because it is not part of the Trust's principal investment strategy. While the stocks of operating companies directly held by the Trust are expected to be large-cap companies (as categorized by Morningstar), the Trust invests a portion of its assets in funds that may themselves invest in small and mid-size companies. As a result, while we think it is worthwhile to disclose these risks given the potential underlying fund exposure, because it is not part of the Trust's principal investment strategy we think it would be inappropriate to include this in the Trust's "Principal Investment Strategy". Additionally, while the Sponsor uses Morningstar categorizations for determining the capitalization categories of the Trust's investment in stocks of large-cap companies, the underlying funds may use different categorization methodologies and, accordingly, we believe it would be inappropriate to include specific ranges to define the capitalization categorizations in the risk sections of the prospectus.

     Comment 12

     The comment noted that the disclosure states that the Trust may invest in securities of foreign issuers and requested that we add disclosure to the principal investment strategy noting in which countries or regions the Trust may be invested. The Trust intends to invest directly only in operating companies that are domiciled in the United States. However, the Trust invests a portion of its assets in funds that may themselves invest in foreign securities. As a result, while we think it is important to disclose these risks given the potential underlying fund exposure, because it is not part of the Trust's investment strategy to directly invest in foreign securities we believe it would be inappropriate to include this listing of particular countries or regions in which the Trust may be invested in the Trust's "Principal Investment Strategy".


                                       -3-

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     Comment 13

     The comment requested that we revise "Fund Expenses" to "Underlying Fund Expenses" under "Investment Summary--Fees and Expenses". We have made this revision in accordance with the staff's comment.

     Comment 14

     The comment requested that we provide a proposed schedule of investments. While the portfolio is subject to change until the Trust's inception date, we will submit a sample portfolio with proposed weightings under separate cover.

     Comment 15

     The comment indicated that the paragraph under "Understanding Your Investment--Investment Risks--Fixed Income Securities" indicates that the Trust may invest in fixed income securities. The Trust will not directly invest in fixed income securities and the referenced paragraph indicates that certain funds held by the Trust (not the Trust itself) may invest in fixed income securities. Accordingly, it would be inaccurate to add the requested disclosure under "Principal Investment Strategy".

     Comment 16

     The comment requested that under "Understanding Your Investment--Investment Risks--Covered Call Option Strategies" we disclose what types of assets the funds will write call options on. The referenced paragraph describes various risk disclosures associated with funds that invest using covered call option strategies. As noted in the Trust's principal investment strategy, the Trust will invest in closed-end funds and/or ETFs that invest all or a portion of their assets using covered-call strategies. While the Sponsor would not control the investments of these underlying funds, we have added disclosure under "Understanding Your Investment--The Trust Themes" clarifying the types of covered-call option strategies the Sponsor intends to focus on when selecting funds for the Trust's portfolio.

     Comment 17

     The comment indicated that we disclose the risks of investing in emerging markets but don't disclose the methodology for determining whether a country is an emerging market or frontier country. The comment also requested that we consider disclosing emerging markets investments as a principal investment strategy and a principal risk. The Trust will not invest in securities of companies incorporated in emerging markets countries and it is not anticipated that any of the underlying funds will have a focus on emerging markets securities. However, because the Trust does not control the investments of the underlying funds, it is possible that certain of the underlying funds may invest a portion of their assets in securities of emerging markets countries. It is also possible that different funds define "emerging markets" differently. Accordingly, while we think it is appropriate to disclose the associated potential risks, we believe it would be inappropriate to include this additional definition or disclosure under "Investment Summary--Principal Investment Strategy" "Investment Summary--Principal Risks" or "Understanding Your Investment--Investment Risks".


                                       -4-

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     Comment 18

     The comment requested that we consider whether the information under the "Closed-End Funds" disclosure should be moved under the "Risk Factors" identified in the Trust's SAI. We have reviewed the referenced disclosure and the Sponsor has determined that its placement in the Registration Statement and content are consistent with industry standards and has consequently decided to leave it in its current location.

     Comment 19

     The comment noted that we anticipate filing several agreements and exhibits by amendment and asked for sufficient time for the staff to review and resolve any comments on these exhibits. We will submit drafts of these exhibits under separate cover.

     We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on September 23, 2015, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Securities and Exchange Commission (the "Commission") at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

     No notification of registration or registration statement under the Investment Company Act is currently being submitted to the Commission, as the filings under Investment Company Act File No. 811-21056 for Advisors Disciplined Trust are intended to be applicable to this series of the Fund.

     Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

     If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

                                Very truly yours,

                                /s/ CHAPMAN AND CUTLER LLP
                                --------------------------
                                    CHAPMAN AND CUTLER LLP










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